UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
 (Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
 (Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Aegis Value Fund
Schedule of Portfolio Investments
March 31, 2016
(Unaudited)

		Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 11.5%
Auto Components - 0.9%
Sypris Solutions, Inc. (1)		1,035,491	$983,716

Hotels, Restaurants & Leisure - 1.8%
Bowl Amer, Inc. - Class A (5)		9,481	134,630
Luby's, Inc. (1)		230,603	1,118,425
Ruby Tuesday, Inc. (1)		145,939	785,152
			2,038,207
Household Durables - 1.5%
Natuzzi S.p.A. - SP (1)(2)	ADR	373,265	544,967
Retail Holdings N.V. (2)		57,305	1,113,436
			1,658,403
Media - 0.2%
Ballantyne Strong, Inc. (1)		60,293	276,745

Specialty Retail - 0.2%
Reitmans Canada Ltd - Class A (2)		73,934	233,631

Textiles, Apparel & Luxury Goods - 6.9%
Delta Apparel, Inc. (1)(3)		406,868	7,787,454
Total Consumer Discretionary			12,978,156

Consumer Staples - 12.4%
Tobacco - 12.4%
Alliance One International, Inc. (1)(3)		791,951	13,906,660

Energy - 16.7%
Energy Equipment & Services - 9.4%
Deep Down, Inc. (1)		391,866	317,411
Gulfmark Offshore, Inc. Class A (1)		120,109	741,073
McDermott International, Inc. (1)(2)		1,053,204	4,307,604
Mitcham Industries, Inc. (1)(3)		837,067	2,561,425
Paragon Offshore PLC (1)(2)		1,113,452	250,527
Parker Drilling Co. (1)		1,122,213	2,379,092
			10,557,132
Oil, Gas & Consumable Fuels - 7.3%
Cloud Peak Energy, Inc. (1)		463,000	902,850
Comstock Resources, Inc. (1)		58,519	44,796
Questerre Energy Corp. - Class A (1)	CAD	1,593,800	220,893
WPX Energy, Inc. (1)		1,011,773	7,072,293
			8,240,832
Total Energy			18,797,964

Financials - 4.6%
Banks - 0.0%
Citizens Bancshares Corp. (5)		3,024	19,807

Capital Markets - 0.3%
US Global Investors, Inc. - Class A		181,910	314,704

Insurance - 3.6%
Conifer Holdings, Inc. (1)		151,394	988,603
Echelon Financial Holdings, Inc. (1)	CAD	301,212	3,073,000
			4,061,603
Real Estate Management & Development - 0.5%
Public Service Properties Investments Ltd. (1)	GBP	711,858	526,537

Thrifts & Mortgage Finance - 0.2%
First Federal of Northern Michigan Bancorp, Inc.		35,640	255,183
Total Financials			5,177,834

Industrials - 3.0%
Machinery - 3.0%
Hardinge, Inc.		265,497	3,310,748

Marine - 0.0%
Globus Maritime Ltd. (1)(2)		46,919	10,322
Total Industrials			3,321,070

Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 1.1%
Vishay Intertechnology, Inc.		105,989	1,294,126

Semiconductors & Semiconductor Equipment - 2.6%
Photronics, Inc. (1)		235,234	2,448,786
Rubicon Technology, Inc. (1)		611,200	446,176
			2,894,962
Total Information Technology			4,189,088

Materials - 41.5%
Chemicals - 0.2%
Bracell Limited (5)	HKD	2,175,172	243,162

Metals & Mining - 33.3%
Diversified Metals & Mining - 4.0%
Amerigo Resources Ltd. (1)(2)(3)(5)		8,906,800	841,693
Nevsun Resources Ltd. (2)		1,124,962	3,644,877
			4,486,570
Gold, Silver & Precious Metals & Minerals - 21.9%
Alamos Gold, Inc. Class A (2)		623,724	3,299,500
AuRico Metals, Inc. (1)(2)		274,285	157,878
Avino Silver & Gold Mines Ltd. (1)(2)		1,315,800	1,328,958
Coeur Mining Inc. (1)		650,632	3,656,552
Continental Gold, Inc. (1)	CAD	1,238,600	1,640,340
Dalradian Resources, Inc. (1)(2)		4,607,677	3,228,479

Dundee Precious Metals Inc. (1)(2)		782,245	1,249,558
Endeavour Mining Corporation (1)(2)		241,757	2,053,190
GoldQuest Mining Corp. (1)		2,849,300	449,745
Guyana Goldfields, Inc. (1)(2)		938,550	3,254,610
Lake Shore Gold Corp. (1)(2)		2,054,946	3,000,221
Perseus Mining Limited (1)	CAD	1,174,077	361,602
Sulliden Mining Capital, Inc. (1)	CAD	407,693	94,174
Timmins Gold Corp. (1)(2)		440,722	101,366
TMAC Resources Inc. (1)	CAD	116,906	810,128
			24,686,301
Mining Services - 1.5%
Geodrill Ltd. (1)(3)	CAD	2,735,840	1,685,214

Steel - 5.9%
Olympic Steel, Inc.		234,450	4,058,330
Universal Stainless & Alloy Products, Inc. (1)		252,013	2,568,012
			6,626,342
Total Metals & Mining			37,484,427

Paper & Forest Products - 8.0%
Mercer International, Inc.		371,705	3,512,612
Resolute Forest Products, Inc. (1)		982,978	5,416,209
			8,928,821
Total Materials			46,656,410

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 4.2%
Alaska Communications Systems Group, Inc. (1)(3)		2,638,443	4,696,428

Total Common Stocks (Cost $148,199,105)			109,723,610

Warrants - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Magnum Hunter Resourses, Corp., Exercise Price: $85.00, 04/15/2016 (1)(4)(6)		141,667	–
Total Energy			–

Materials - 0.0%
Metals & Mining - 0.0%
Avino Silver & Gold Mines Ltd., Exercise Price: $2.87, 02/25/2017 (1)(4)(6)		311,922	3,119
Total Materials			3,119

Total Warrants (Cost $262,014)			3,119

Total Investments - 97.6% (Cost $148,461,119)			109,726,729
Other Assets in Excess of Liabiliies - 2.4%			2,749,629
Net Assets - 100.0%			$112,476,358
Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company − The fund is owner of more than 5% of the outstanding voting securities.
See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(4)	Security was fair valued in accordance with the policies and procedures approved by the Board of Trustees.
(5)	Level 2 securities.
(6)	Level 3 securities.

ADR — American Depositary Receipt
CAD — Canadian Dollar
GBP — British Pound
HKD — Hong Kong Dollar

At March 31, 2016, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$148,461,119
Gross unrealized appreciation	14,962,240
Gross unrealized depreciation	(53,696,630)
Net unrealized depreciation on investments	(38,734,390)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The securities in the portfolio have been organized by their respective GICS code.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Portfolio Characteristics
3/31/2016 (Unaudited)

Portfolio Characteristics
Industry Breakdown
	% of the Fund’s Net Assets
Common Stock			97.6%
Auto Components		0.9%
Banks		0.0%
Capital Markets		0.3%
Chemicals		0.2%
Diversified Telecommunication Services		4.2%
Electronic Equipment, Instruments & Components		1.1%
Energy Equipment & Services		9.4%
Hotels, Restaurants & Leisure		1.8%
Household Durables		1.5%
Insurance		3.6%
Machinery		3.0%
Marine		0.0%
Media		0.2%
Metals & Mining		33.3%
Diversified Metals & Mining	4.0%
Gold, Silver & Precious Metals & Minerals	21.9%
Mining Services	1.5%
Steel	5.9%
Oil, Gas & Consumable Fuels		7.3%
Paper & Forest Products		8.0%
Real Estate Management & Development		0.5%
Semiconductor & Semiconductor Equipment		2.6%
Specialty Retail		0.2%
Textiles, Apparel & Luxury Goods		6.9%
Thrifts & Mortgage Finance		0.2%
Tobacco		12.4%
Warrants			0.0%
Oil, Gas & Consumable Fuels		0.0%
Metals & Mining		0.0%
Other Assets in Excess of Liabilities			2.4%
Total Net Assets			100.0%

Investments in Affiliated Companies*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2016 amounted to $31,478,875, representing 27.99% of net assets. A summary of affiliated transactions for the period ended March 31, 2016 is as follows:

Aegis Value Fund

	Alaska Communications Systems Group, Inc.**	Alliance One International Inc.	Amerigo Resources Ltd.	Delta Apparel Inc	Geodrill Ltd.	Mitcham Industries Inc.	Public Service Properties Investments Ltd.***	Total

December 31, 2015
Balance
Shares	2,220,703	803,250	8,906,800	496,073	2,715,251	837,067	1,527,056	17,506,200
Cost	$4,685,455	$19,429,090	$6,309,422	$3,753,783	$1,346,961	$5,605,663	$736,136	$41,866,509
Market Value	$3,886,230	$9,213,282	$1,196,183	$6,964,865	$1,206,822	$2,519,572	$1,091,832	$26,078,786

Gross Additions
Shares	417,740	-	-	-	20,589	-	-	438,329
Cost	$699,887	$-	$-	$-	$8,561	$-	$-	$708,448

Gross Deductions
Shares	-	11,300	-	89,205	-	-	815,198	915,703
Cost	$-	$388,818	$-	$629,239	$-	$-	$392,976	$1,411,033
Proceeds	$-	$120,182	$-	$1,464,294	$-	$-	$550,298	$2,134,774

March 31, 2016
Balance
Shares	2,638,443	791,950	8,906,800	406,868	2,735,840	837,067	-	16,316,968
Cost	$5,385,342	$19,040,272	$6,309,422	$3,124,544	$1,355,522	$5,605,663	$-	$40,820,764
Market Value	$4,696,428	$13,906,660	$841,693	$7,787,454	$1,685,214	$2,561,425	$-	$31,478,874

Realized gain (loss)	$-	$(268,636)	$-	$835,055			$157,322	$723,741
								$-
Investment income	$-	$-	$-	$-	$-	$-	$-	$-

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

**These securities were not affiliated as of 12/31/2015.
***These securities were no longer affiliated as of 3/31/2015.

Note: Schedule may not roll forward, as the schedule only reflects activity during the time the Fund was deemed an affiliate (held more than 5% of an issuer’s outstanding securities).

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2016

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$12,843,526	$134,630	$-	$12,978,156
Consumer Staples	13,906,660	-	-	13,906,660
Energy	18,797,964	-	-	18,797,964
Financials	5,158,027	19,807	-	5,177,834
Industrials	3,321,070	-	-	3,321,070
Information Technology	4,189,088	-	-	4,189,088
Materials	45,571,556	1,084,854	-	46,656,410
Telecommunication Services	4,696,428	-	-	4,696,428
Warrants
Energy	-	-	-	-
Materials	-	-	3,119	3,119
Total	$108,484,319	$1,239,291	$3,119	$109,726,729

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2016:

Investments	Fair Value as of 3/31/2016	Valuation Technique	Unobservable Inputs
Avino Silver & Gold Mines, Exercise Price: $2.87, 02/25/2017	$3,119	Fair Valuation by Advisor	Pricing Model
Magnum Hunter Resourses, Corp., Exercise Price: $85.00, 04/15/2016	$0	Fair Valuation by Advisor	Pricing Model

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended 3/31/2016
Beginning Balance as of 12/31/15	$6,239
Unrealized losses included in earnings	(3,120)
Transfer into Level 3 during the year	-
Ending Balance as of 3/31/2016	$3,119

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$(3,120)

During the period ended March 31, 2016, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis Value Fund.

Transfers	Market Value
Level 1 into Level 2	$841,693
Level 2 into Level 1	$3,021,879

The transfers from Level 1 to Level 2 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.

The transfers from Level 2 to Level 1 were due to certain securities switching from an evaluated price obtained from the pricing vendor to a direct quote in an active market. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  May 16, 2016

By  /s/ Sarah Q. Zhang
       Sarah Q. Zhang, Treasurer

Date:  May 16, 2016